Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Assets:
Land	$ 102,347	$ 102,146
Buildings and improvements	174,820	164,317
Projects under construction	4,129	8,971
Total investments in properties	281,296	275,434
Less accumulated depreciation and depletion	74,091	67,998
Net investments in properties	207,205	207,436
Real estate held for investment, at cost	7,306	7,304
Real estate held for sale, at cost	4,826	4,473
Investment in joint ventures	19,010	18,537
Net real estate investments	238,347	237,750
Cash and cash equivalents	419	1,013
Cash held in escrow	0	61
Accounts receivable	778	1,127
Federal and state income taxes receivable	393	0
Assets of discontinued operation	0	61,134
Unrealized rents	4,817	4,780
Deferred costs	7,592	7,027
Other assets	275	179
Total assets	252,621	313,071
Liabilities:
Secured notes payable, less current portion	36,011	41,059
Secured notes payable, current portion	4,180	4,534
Line of credit payable	8,494	10,363
Accounts payable and accrued liabilities	3,456	3,948
Environmental remediation liability	51	1,771
Deferred revenue	1,060	872
Federal and state income taxes payable	0	572
Deferred income taxes	14,684	12,969
Liabilities of discontinued operation	0	28,412
Deferred compensation	1,400	1,247
Deferred lease intangible, net	45	103
Tenant security deposits	898	906
Total liabilities	$ 70,279	$ 106,756
Commitments and contingencies (Note 13 & 14)
Equity:
Common stock, $.10 par value; 25,000,000 shares authorized, 9,791,770 and 9,703,270 shares issued and outstanding, respectively	$ 979	$ 970
Capital in excess of par value	49,872	47,892
Retained earnings	131,497	157,413
Accumulated other comprehensive (loss) income, net	(6)	40
Total shareholders' equity	182,342	206,315
Total liabilities and shareholders' equity	$ 252,621	$ 313,071